UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-8548
Large-Cap Value Portfolio
(Exact Name of Registrant as Specified in Charter)
The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)
Alan R. Dynner, Esq. Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Services)
Registrant’s Telephone Number, Including Area Code:	(617) 482-8260
Date of Fiscal Year End:	December 31
Date of Reporting Period:	March 31, 2006

Item 1. Schedule of Investments

Large-Cap Value Portfolio                                                                                                                                                                                                                                                                                                                                                    as of March 31, 2006

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 95.7%

Security	Shares	Value
Aerospace & Defense — 2.7%
General Dynamics Corp.	550,000	$35,189,001
Northrop Grumman Corp.	500,000	34,145,000
		$69,334,001
Auto Components — 0.5%
BorgWarner, Inc.	200,000	12,008,000
		$12,008,000
Capital Markets — 5.2%
Goldman Sachs Group, Inc.	300,000	47,088,000
Lehman Brothers Holdings, Inc.	250,000	36,132,500
Merrill Lynch & Co., Inc.	650,000	51,194,000
		$134,414,500
Chemicals — 1.0%
Air Products and Chemicals, Inc.	400,000	26,876,000
		$26,876,000
Commercial Banks — 6.3%
Bank of America Corp.	1,075,000	48,955,500
Marshall & Ilsley Corp.	300,000	13,074,000
U.S. Bancorp	500,000	15,250,000
Wachovia Corp.	750,000	42,037,500
Wells Fargo & Co.	700,000	44,709,000
		$164,026,000
Communications Equipment — 0.6%
Nokia Oyj ADR	750,000	15,540,000
		$15,540,000
Computer Peripherals — 4.3%
Hewlett-Packard Co.	1,250,000	41,125,000
International Business Machines Corp.	650,000	53,605,500
NCR Corp. (1)	400,000	16,716,000
		$111,446,500
Consumer Finance — 1.1%
Capital One Financial Corp.	350,000	28,182,000
		$28,182,000
Diversified Financial Services — 4.2%
Citigroup, Inc.	1,150,000	54,314,500
JPMorgan Chase & Co.	1,300,000	54,132,000
		$108,446,500

Diversified Telecommunication Services — 3.1%
AT&T, Inc.	1,350,000	$36,504,000
Verizon Communications, Inc.	1,300,000	44,278,000
		$80,782,000
Electric Utilities — 4.4%
Exelon Corp.	850,000	44,965,000
FPL Group, Inc.	875,000	35,122,500
Southern Co. (The)	1,000,000	32,770,000
		$112,857,500
Energy Equipment & Services — 3.7%
Diamond Offshore Drilling, Inc.	400,000	35,800,000
Noble Corp.	350,000	28,385,000
Transocean, Inc. (1)(2)	400,000	32,120,000
		$96,305,000
Food & Staples Retailing — 1.6%
Safeway, Inc.	850,000	21,352,000
Wal-Mart Stores, Inc.	400,000	18,896,000
		$40,248,000
Food Products — 1.4%
Nestle SA (3)	125,000	36,923,282
		$36,923,282
Health Care Equipment & Supplies — 1.2%
Fisher Scientific International, Inc. (1)	450,000	30,622,500
		$30,622,500
Health Care Providers & Services — 1.2%
WellPoint, Inc. (1)	400,000	30,972,000
		$30,972,000
Hotels, Restaurants & Leisure — 0.9%
McDonald’s Corp.	650,000	22,334,000
		$22,334,000
Household Durables — 0.8%
D.R. Horton, Inc.	600,000	19,932,000
		$19,932,000
Household Products — 1.2%
Kimberly-Clark Corp.	550,000	31,790,000
		$31,790,000
Independent Power Producers & Energy Traders — 1.7%
TXU Corp.	1,000,000	44,760,000
		$44,760,000
Industrial Conglomerates — 0.8%
General Electric Co.	600,000	20,868,000
		$20,868,000

Insurance — 7.0%
ACE, Ltd.	500,000	$26,005,000
American International Group, Inc.	750,000	49,567,500
Genworth Financial, Inc., Class A	500,000	16,715,000
Hartford Financial Services Group, Inc. (The)	400,000	32,220,000
PartnerRe, Ltd.	300,000	18,627,000
St. Paul Travelers Cos., Inc. (The)	900,000	37,611,000
		$180,745,500
Machinery — 2.2%
Deere & Co.	450,000	35,572,500
Parker Hannifin Corp.	250,000	20,152,500
		$55,725,000
Media — 2.6%
Time Warner, Inc.	2,400,000	40,296,000
Walt Disney Co., (The)	1,000,000	27,890,000
		$68,186,000
Metals & Mining — 3.0%
Alcoa, Inc.	500,000	15,280,000
Inco, Ltd. (1)	600,000	29,934,000
Phelps Dodge Corp.	400,000	32,212,000
		$77,426,000
Multiline Retail — 1.1%
Federated Department Stores, Inc.	400,000	29,200,000
		$29,200,000
Oil, Gas & Consumable Fuels — 9.9%
ConocoPhillips	850,000	53,677,500
Exxon Mobil Corp.	900,000	54,774,000
Marathon Oil Corp.	675,000	51,414,750
Occidental Petroleum Corp.	550,000	50,957,500
Valero Energy Corp.	500,000	29,890,000
Williams Cos., Inc.	750,000	16,042,500
		$256,756,250
Paper and Forest Products — 1.0%
Weyerhaeuser Co.	350,000	25,350,500
		$25,350,500
Pharmaceuticals — 5.8%
Abbott Laboratories	1,000,000	42,470,000
Johnson & Johnson	650,000	38,493,000
Pfizer, Inc.	800,000	19,936,000
Wyeth	1,000,000	48,520,000
		$149,419,000
Real Estate — 2.6%
AvalonBay Communities, Inc.	325,000	35,457,500
Simon Property Group, Inc.	375,000	31,552,500
		$67,010,000

Road & Rail — 1.9%
Burlington Northern Santa Fe Corp.	600,000	$49,998,000
		$49,998,000
Specialty Retail — 2.0%
Home Depot, Inc.	1,250,000	52,875,000
		$52,875,000
Textiles, Apparel & Luxury Goods — 1.0%
NIKE, Inc., Class B	300,000	25,530,000
		$25,530,000
Thrifts & Mortgage Finance — 3.9%
Countrywide Financial Corp.	850,000	31,195,000
Freddie Mac	500,000	30,500,000
Golden West Financial Corp.	300,000	20,370,000
Washington Mutual, Inc.	450,000	19,179,000
		$101,244,000
Tobacco — 1.8%
Altria Group, Inc.	650,000	46,059,000
		$46,059,000
Wireless Telecommunication Services — 2.0%
Alltel Corp.	400,000	25,900,000
Sprint Corp. (FON Group)	1,000,000	25,840,000
		$51,740,000
Total Common Stocks (identified cost $2,112,515,843)		$2,475,932,033

Commercial Paper — 1.2%

	Principal
	Amount
Security	(000’s omitted)	Value
Sheffield Receivables, 4.77%, 4/7/06	$30,000	$29,976,150
Total Commercial Paper (at amortized cost, $29,976,150)		$29,976,150

Short-Term Investments — 11.7%

	Principal
	Amount
Security	(000’s omitted)	Value
Eaton Vance Cash Collateral Fund, LLC, 4.69% (4)	$210,129	$210,128,646
Investors Bank and Trust Company Time Deposit, 4.86%, 4/3/06	2,000	2,000,000
Royal Bank of Canada Time Deposit, 4.85%, 4/3/06	91,661	91,661,000
Total Short-Term Investments (at amortized cost, $303,789,646)		$303,789,646
Total Investments — 108.6% (identified cost $2,446,281,639)		$2,809,697,829
Other Assets, Less Liabilities — (8.6)%		$(222,514,059)
Net Assets — 100.0%		$2,587,183,770

ADR	—	American Depository Receipt
(1)		Non-income producing security.
(2)		Foreign security.
(3)		All or a portion of these securities were on loan at March 31, 2006.
(4)

As of March 31, 2006, the Portfolio loaned securities having a market value of $203,250,536 and received $210,128,646 of cash collateral for the loans. This cash was invested in the Eaton Vance Cash Collateral Fund, LLC, an affiliated fund that is available only to Eaton Vance portfolios and funds. The rate shown is the annualized seven-day yield as of March 31, 2006.

The Portfolio did not have any open financial instruments at March 31, 2006.

The cost and unrealized appreciation (depreciation) in value of the investments owned at March 31, 2006, as computed on a federal income tax basis, were as follows:

Aggregate cost	$2,446,281,639
Gross unrealized appreciation	$380,925,821
Gross unrealized depreciation	(17,509,631)
Net unrealized appreciation	$363,416,190

The net unrealized appreciation on foreign currency at March 31, 2006 was $12,680.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Large-Cap Value Portfolio

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President and Principal Executive Officer
Date:	May 24, 2006
By:	/s/ William J. Austin, Jr.
William J. Austin, Jr.
Treasurer and Principal Financial Officer
Date:	May 24, 2006